Income Taxes - Summary Of Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2020
Valuation Allowance [Line Items]
Valuation allowance	$ 38,051,098	$ 35,711,205
Rigetti Holdings [Member]
Valuation Allowance [Line Items]
Valuation allowance	4,672,209		$ 4,672,209
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,339,894	$ 12,427,880
Rigetti Holdings [Member] | Current Year Increase Decrease [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	0
Rigetti Holdings [Member] | Prior Year Adjustment Increase Decrease [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 0